Oil and Gas Properties (Details Narrative)	6 Months Ended
Jun. 30, 2022
Cendere oil field [member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	19.60%
Produces oils description	The Cendere Field is a long-term low decline oil reserve. This mature oilfield consistently produces between 80- 120 barrels oil per day net to the Company.
Cendere oil field C fifteen [member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	9.80%
South akcakoca sub basin [member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	49.00%
Water depth, description	The four SASB fields are located off the north coast of Turkey towards the western end of the Black Sea in water depths ranging from 60 to100 meters. Gas is produced from Eocene age sandstone reservoirs at subsea depths ranging from 1,100 to1,800 meters.
Bakuk gas field [member]
IfrsStatementLineItems [Line Items]
Working interest rate	50.00%